Reserve for Share Based Payments (Tables)	12 Months Ended
Aug. 31, 2019
Reserve For Share Based Payments
Disclosure of share-based payment arrangement activity [text block]
Year ended	August 31, 2019	August 31, 2018
Balance at beginning of year	$9,394,394	$7,674,233
Shares issued pursuant to RSU plan	-	(188,722)
Share based compensation – RSUs	-	49,981
Share based compensation – Stock options	236,000	1,614,000
RSU forfeited	-	(65,098)
Conversion component of convertible loans	174,000	310,000
Transfer of reserve on conversion of convertible loans	(1,402,631)	-
Transfer of reserve on exercise of stock options	(27,722)	-
Balance at end of year	$8,374,041	$9,394,394